Marketable Securities Disclosure (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Due to related party	$ 921,034	$ 1,100,959
Marketable securites gain, arm's length part, payable to CEO
Due to related party		$ 113,131